Term Loan (Details Narrative) (10-Q) - CAD				3 Months Ended		6 Months Ended		12 Months Ended
	May 04, 2016	Sep. 02, 2015	May 06, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Receivables [Abstract]
Term loan bridge financing	CAD 40,000		CAD 33,000
Loan description	bridge financing with a relative of one of the officers of the Company.		Company agreed to a one year term loan (maturing May 5, 2016) with a family member of an officer
Loan maturity, date	Nov. 28, 2016	Sep. 01, 2016	May 05, 2016
Premium interest percent	30.00%	12.00%	12.00%	20.00%		20.00%		20.00%
Accretion expenses				CAD 3,060	CAD 2,076	CAD 8,956	CAD 2,076	CAD 12,563
Loan initial maturity date	Aug. 28, 2016